Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	NSTG
Entity Registrant Name	NANOSTRING TECHNOLOGIES INC
Entity Central Index Key	0001401708
Entity Filer Category	Non-accelerated Filer